Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Broadband related products	13,539	4,431	638